Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts and notes receivable consisted of the following:

	As of December 31,
	2022	2021
Accounts receivable	$13,215,228	$12,606,059
Allowance for doubtful accounts	(8,047,527)	(5,744,387)
Accounts receivable, net	$5,167,701	$6,861,672

The movement of allowance of doubtful accounts is as follows:

	As of December 31,
	2022	2021	2020
Balance at beginning of the year	$5,744,387	$1,808,889	$194,375
Current year addition	2,887,754	3,890,827	1,514,559
Write-off	-	(43,401)	-
Foreign currency translation adjustments	(584,614)	88,072	99,955
Balance at end of the year	$8,047,527	$5,744,387	$1,808,889

Doubtful accounts provision was $2,887,754, $3,847,426 and $1,514,559 recorded for the years ended December 31, 2022, 2021 and 2020, respectively.